SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exchange Rate [Line Items]
Israeli CPI Points	109.4	103.9	101.1
Israeli Consumer Price Index Points Change In Period	5.3	2.8	(0.7)
U.S. Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.519	3.11	3.215
Foreign Currency Exchange Rate Translation Change In Period	13.20%	(3.30%)	(7.00%)
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.753	3.52	3.944
Foreign Currency Exchange Rate Translation Change In Period	3.80%	(10.80%)	1.70%